Debt (Schedule Of Long-Term Debt (Including Current Portion) By Issuer) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Long-term Debt	$ 3,441	$ 2,314
Sunoco, Inc. [Member]
Long-term Debt	964	1,147
Sunoco Logistics Partners L.P. [Member]
Long-term Debt	1,698	1,129
SunCoke Energy, Inc. [Member]
Long-term Debt	726
Other [Member]
Long-term Debt	$ 53	$ 38